UNITED STATES
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
 Post-Effective Amendment No. 10                                               X
                                    and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
 Amendment No. 11

Matthew 25 Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
605 Cloverly Avenue  Jenkintown, PA 19046
(Address of Principal Executive Offices)

215-884-4458
(Registrants Telephone Number)

Mark Mulholland      605 Cloverly Avenue  Jenkintown, PA 19046
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)
   [X] immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)
   [ ] on (date) pursuant to paragraph (a) of rule 485




If appropriate, check the following box:
   [ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.





















                           Cross Reference Sheet


        INFORMATION REQUIRED                  LOCATIONS IN PROSPECTUS

Part A: PROSPECTUS
Item 1. Cover Pages Front and Back            .Cover Page and Back Page
Item 2. Summary of Risk/Return:               .THE FUND AND ITS INVESTMENT
        Investments, Risks and Performance     OBJECTIVE
Item 3. Summary of Risk/Return: Fees Table    .FUND EXPENSES
Item 4. Investment Objectives, Principal      .ADDITIONAL INFORMATION ABOUT
        Investment Strategies, and Related     INVESTMENT STRATEGIES
        Risks
Item 5. Management Discussion of the Fund's   .SEE PART B
        Performance
Item 6. Management, Organization,             .MANAGEMENT
        and Capital Structure
Item 7. Shareholder Information               .PRICING OF SHARES
Item 8. Distribution Arrangements             .NOT APPLICABLE
Item 9. Financial Highlights Information      .FINANCIAL HIGHLIGHTS


Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page and Table of Contents
Item 11. Fund History
Item 12. Description of the Fund and
         Its Investments and Its Risks
Item 13. Management of the Fund
Item 14. Control Persons and Principal
         Holders of Securities
Item 15. Investment Advisory and Other
         Services
Item 16. Brokerage Allocation and
         Other Practices
Item 17. Capital Stock & Other Securities
Item 18. Purchase, Redemption & Pricing
         of Shares
Item 19. Underwriters                         Not Applicable
Item 20. Calculation of Performance Data
Item 22. Financial Statements


Part C:  OTHER INFORMATION
Item 23. Exhibits
Item 24. Persons Controlled by/or Under
         Common Control with the Fund
Item 25. Indemnification                     Indemnification
Item 26. Business & Other Connections of     Activities of Investment Adviser
         the Investment Adviser
Item 27. Principal Underwriters              Principal Underwriter
Item 28. Location of Accounts & Records      Location of Accounts & Records
Item 29. Management Services                 Not Applicable
Item 30. Undertakings                        Not Applicable







                              MATTHEW 25 FUND, INC.
                               605 Cloverly Avenue
                              Jenkintown, PA 19046
                                  888-M25-FUND
                                  215-884-4458



PROSPECTUS                                                      May 1, 2002


The Fund and Its Investment Objective
Matthew 25 Fund, Inc.("the Fund") is an open-ended, non-diversified, investment company that seeks long-term capital appreciation through investments in common stocks and/or securities convertible into common stocks. Income, through dividends or interest, will be a secondary objective.

It is important to note that the Fund's shares are not guaranteed or insured by the FDIC or any other agency of the U.S. government. As with any investment in common stocks, which are subject to wide fluctuations in market value, you could lose money by investing in the Fund.






             These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. SEC File Number for the Matthew 25 Fund is 811-07471.



























      TABLE OF CONTENTS                                       PAGE
The Fund and its investment objective                           Cover
The Fund's investment strategy                                  Cover
Risks of the Fund                                               1
Who should invest?                                              1
Who should not invest?                                          2
Yearly returns                                                  2
Fees and Fund expenses                                          2
Additional information about investment strategies
 and risk considerations                                        3
Non-diversification policy                                      3
Additional investment restrictions                              3
Management                                                      4
Investment adviser                                              4
Legal proceedings                                               5
Capitalization                                                  5
Voting rights                                                   5
Pricing of shares                                               5
Purchase of shares and reinvestment                             5
Initial investment                                              5
Subsequent purchase                                             5
Reinvestment                                                    5
Fractional shares                                               5
Officers and directors of the Fund                              6
Individual Retirement Accounts IRA's                            7
Pension, Profit-Sharing, 401-k plans                            7
Redemption of shares                                            7
Tax status                                                      7
Application                                                     8
Form W-9                                                        9
Portfolio turnover policy                                      10
Financial highlights                                           10
Annual and special meetings                                    Cover
Reports to shareholders                                        Cover
Custodian and transfer agent                                   Cover

























THE FUND AND ITS INVESTMENT OBJECTIVE
Matthew 25 Fund, Inc.("the Fund") is an open-ended, non-diversified, investment company that seeks long-term capital appreciation, through investments in common stocks and/or securities convertible into common stocks. Income, through dividends or interest, will be a secondary objective.

THE FUND'S INVESTMENT STRATEGY
The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser places great emphasis on valuing a business, which then leads to calculating a value for the company's securities. This information is then utilized, when buying or selling stocks, in order to increase the potential returns or to reduce the risk of price declines of the Fund's investments.

The four categories that the investment adviser evaluates in order to value a company and its securities, are as follows:
                Business Economics (Industry and Business Practices)
                Management Abilities
                Financial Condition
                Stock Price.
The Adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser's search is for securities possessing the best combinations of a desirable business, with outstanding management and clean financials (low debt and sufficient working capital), and a market price that the adviser deems to be at or below its fair value. It is important to note that all of these categories change, albeit at different speeds. An attractive business is created over a long period and when such a business declines it will usually deteriorate slowly. Outstanding managers can provide many decades of leadership but may be gone tomorrow. Financial status should only improve over time with the right management and a good business. The most dynamic factor is price. The adviser believes that you can overpay, by some margin, for a great business because time will work in your favor; allowing you to earn high returns on your purchase as the fair value of your stock grows as the company grows. It is also the belief of the adviser that even a mediocre business at a cheap enough price can provide above average returns, although, the adviser does not like the "buy low and sell high" adage as much as "buy low and let it grow".

The Fund is willing to invest in the securities of companies with small, medium or large capitalization. In other words, the Fund is open to a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires. Whenever the adviser finds such an investment, the adviser may purchase this stock or its convertible securities with up to 25% of the Fund's total assets. The Fund's willingness to place a large percentage of its assets in a single stock does distinguish it from most other funds.

RISKS OF THE FUND
The Fund's return, as stock prices generally, may fluctuate within a wide range, so that an investor could lose money. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its stockholdings. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors small and medium cap stocks have greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

WHO SHOULD INVEST? Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the
                                       1
Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least three years.

WHO SHOULD NOT INVEST? Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

BAR CHART AND PERFORMANCE TABLE
The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund. The chart shows the changes in the Fund's performance from year to year over the past 6 years. The table compares the Fund's returns to those of a broad-based securities market index. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results are not an indication of future performance.

Annual Percentage Returns

 50%|
 45%|          40%
 40%|          XX
 35%|          XX
 30%|          XX       26%
 25%|   19%    XX       XX
 20%|   XX     XX       XX
 15%|   XX     XX       XX                    11%
 10%|   XX     XX       XX             4%     XX
  5%|   XX     XX       XX      1%     XX     XX
  0%|   XX     XX       XX      XX     XX     XX
    ----------------------------------------------
       1996    1997    1998    1999   2000   2001

During the 6-year period shown in the bar chart the highest return for a quarter was 22.59% while the worst return for a quarter was -11.67%. These returns occurred in quarters ending December 31, 1998 and September 30, 1998, respectively.

                  Average Annual Total Returns
                  For The Year Ended December 31, 2001

                                     1 year      5 years     Inception 10/16/95

Matthew 25 Fund
 Before-Tax Return                   10.69%      15.31%      15.85%
 After-Tax Return on Distributions   10.50%      15.10%      15.66%
 After-Tax Return on Distributions    6.63%      12.65%      13.45%
   and Sale of Fund Shares
Value Line Index*                    10.88%      12.81%      13.94%
 (reflects no deduction for
  fees, expenses or taxes)

*The Value Line Index is an unmanaged index of 1,665 common stock prices.




                                       2
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                          None
 Maximum Deferred Sales Charge (Load)                                      None
 Maximum Sales Charge (Load) imposed on Reinvested Dividends               None
 Redemption Fee (as a percentage of amount redeemed, if applicable)        None
 Exchange Fee                                                              None
 Maximum Account Fee                                                       None
 IRA Custodian Fees**                                                      None
**
Each IRA with account value of $5,000 or more will not be charged IRA Custodian Fees. IRA's with less than $5,000 may be charged $14 annually for IRA
Custodian Fees on the discretion of the Fund's Management or Directors.
                                      2
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fees (before fee waiver)*                                     1.00%
 Distribution [and/or Service](12b-1) Fees                                 None
 Other Expenses                                                           0.25%
 Total Annual Fund Operating Expenses (before fee waiver)*                1.25%
*
After a fee waiver, the actual Total Annual Fund Operating Expenses were 1.23%. Matthew 25 Management Corp., the Investment Adviser, voluntarily waived $5,989 of its Management Fees for 2001. Actual Management fees were 0.98%.


Example
---------
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assures you that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 year          3 years         5 years         10 years
        $  125          $  390          $  676          $1,489

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS
There is no guarantee that the adviser's valuations are accurate. Even when a stock is purchased below its perceived fair value, there may be unforeseen changes in the business that may lead to a decline in value for the stock.

Non-diversification Policy: The Fund is classified as non-diversified, which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single political, economic, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the most attractive securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see Tax Status).

                                       3
Foreign securities: While the fund normally invests in dometsic companies, it may also invest in stock of foreign comapnies. The Fund will usually limit its foreign investments to foreign companies that trade on U.S. exchanges or over the counter markets. Such companies will comply and register with the U.S. Securities and Exchange Commission. There may be less public information about a foreign company and the adviser may not be able to understand the company as well as a domestic company due to language and cultural barriers. Foreign investments may have added risks due to currency rates, expropriation, confiscating taxes, or political instability.

Defensive positions: Occasionally the Fund may take temporary defensive positions that would include all types of U.S. government obligations, and money market funds. Such a strategy would be in response to adverse market conditions or an inability to find securities that satisfy the adviser's price and quality standards. The Fund may not achieve its investment objective of long-term capital appreciation, whenever it is holding such defensive positions. Not only will such investments reduce the appreciation potential of the Fund, it will also increase the Fund's taxable income. These securities are generally not
                                     3
subject to credit risk but may be subject to interest rate and time risk.
Medium and long-term bonds that have fixed interest and principal payments will decline in price if interest rates for the same maturities rise.

The Fund may invest in special situations, such as the fixed income securities of a company in default. These securities would include secured or unsecured bonds, and preferred stocks. These defaults occur when a company misses a payment on its fixed income securities and may be under protection of Chapter 11 bankruptcy proceedings. Such investments, when made, are consistent with the Fund's goal of long-term capital appreciation, and satisfy the adviser's criteria of market price sufficiently below estimated fair value. Such investments should be seen as an equity substitute and not as a standard fixed income investment, since the bondholders or preferred stockholders may eventually receive stock in a reorganization. These securities are considered more risky than investments in companies with higher credit ratings, and may be less liquid. The adviser will select defaulted stocks and bonds of companies he believes will survive, and successfully restructure its defaulted securities, so that the value of these fixed income securities may increase in price as a result of such restructuring. Further deterioration in the operating business of the company in default or an incorrect valuation by the adviser may lead to a loss of money for these special situation investments.

ADDITIONAL INVESTMENT RESTRICTIONS
By-laws of the  Fund provide  the following fundamental investment restrictions:
The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
                                       4
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any classes of security or collectively own more than 5% of such classes of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
                                    4
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

MANAGEMENT AND
INVESTMENT ADVISER

Matthew 25 Management Corporation
605 Cloverly Avenue
Jenkintown, PA 19046

The Matthew 25 Management Corp. is the Investment Adviser to the Fund and has continued this service since July 8, 1996. Mr. Mark Mulholland is the sole director and president of the Investment Adviser as well as serving as the president of the Fund. As president of the investment adviser he has direct responsibility for day-to-day management of the Fund's investment portfolio.

Mark Mulholland has a BA in Economics from Lafayette College. He has worked as a stockbroker, continuously, since February 14, 1983. Presently, he is a stockbroker and Senior Vice President with Boenning & Scattergood.

The current advisory agreement will continue on a year to year basis provided that approval is voted at least annually by the Fund's Board of Directors or by majority vote of the outstanding voting securities of the Fund, but in either event, it must also be approved by a majority of the Fund's directors who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940. Under the Agreement, the Matthew 25 Management Corp., the Adviser, will have full discretion and responsibility for the investment decisions in the Fund. The Agreement may be terminated at any time, without payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Matthew 25 Management Corp. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Matthew 25 Management Corp. a fee of 1% per year on the average net assets of the Fund. All fees are computed and accrued on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser would forgo sufficient fees to hold the total expenses of the
                                       5
Fund to less than 2% of the first $10 million in averaged assets and 1.5% of the next $20 million.

Pursuant to its contract with the Fund, the investment adviser is required to pay all costs of travel and materials required in its research; this is so that the adviser may fulfill its duty to buy, sell and hold securities, that the adviser deems to best satisfy the Fund's investment requirements. The adviser is to pay the salaries of the Fund's officers, directors or employees who are employees of the investment adviser. The Fund pays the following expenses, if any:
        .directors' fees
        .legal
        .accounting fees
        .interest
        .taxes
        .brokerage commissions
        .bookkeeping and record maintenance
        .operating its offices
        .transfer agent fees
        .custodian fees

LEGAL PROCEEDINGS
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock. The par value per share is set at $0.01 and each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of the Fund's common stock has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

PRICING OF SHARES
The Net Asset Value of the Fund's shares is determined as of the close of business of the New York Stock Exchange ("NYSE") for each business day of which the NYSE is open (presently 4:00 PM Monday through Friday). This, of course, is exclusive of any and all legal holidays the NYSE so honors by being closed for the day. The price is determined by dividing the market values of its securities, plus any cash and other assets, less all liabilities excluding par and surplus capital, by the number of shares outstanding. The market values, for securities listed on a national or regional exchange or on the National Association of Securities Dealers Automated Quotation (NASDAQ) market, are determined by the closing prices on the securites' primary market. Exchange or NASDAQ securities that have not recently traded are valued at the last bid price in the securities' primary market. Short-term paper (debt obligations that mature in less than a year) are valued at amortized cost that approximates market value. The Fund may use fair value pricing only when market prices are unavailable.




                                       6
PURCHASE OF SHARES AND REINVESTMENTS
The offering price of the shares offered by the Fund is at the Net Asset Value per share ("NAV") next determined after receipt of the purchase order, by the Fund. The Fund reserves the right, at its sole discretion, to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made by application submitted to the Fund with a check, money order or transfer wire made payable to the Matthew 25 Fund, or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus, as well as Form W-9. A signed Form W-9 is necessary to avoid mandatory withholding of Federal Taxes from dividends, distributions and redemptions. The minimum initial purchase, of shares, is $1,000; less may be accepted under especial circumstances. The Fund is registered in California, Delaware, Florida, New Jersey, New York, Pennsylvania and Texas and therefore is restricted to residents of these states at the time of purchase. There will be no solicitation of other states' residents as potential shareholders until registration under the Blue Sky or Notification Laws of such states have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.
Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions. Reinvestment, for the shareholder, will be at net asset value on the close of business on the distribution date. A Shareholder may at any time, by letter or forms supplied by the Fund, direct the Fund to pay the dividends and/or capital gains distributions to the shareholder in cash.

Fractional Shares: Shares will be issued up to three decimal places. The fund will maintain an account for each shareholder, of shares for which certificates have not been issued.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years and their ownership of the Fund are as follows:
                          Principal Occupation       Fund Shares        Percent
Name                Age   Past Five Years            Owned 4/5/02       of class
______             ______ _____________________      _____________     _________

Steven D. Buck,Esq.* 42   Partner, Stevens & Lee        12,056.882         0.39%
 (Director)               Wayne, PA

Philip J. Cinelli,DO 42   Physician Family Practice     12,734.079         0.41%
 (Director)               Bangor, PA

Samuel B. Clement    43   Stockbroker                    2,906.728         0.09%
 (Director)               Securities America
                          Berwyn, PA

Linda Guendelsberger 42   Partner Fishbein & Co P.C.     9,876.949         0.32%
 CPA (Director)           Elkins Park, PA

Ann Mulholland       43   Treasurer Matthew 25 Fund    130,990.687 **      4.24%
 CPA                      Jenkintown, PA
                                       7
Mark Mulholland*     42   President Matthew 25 Fund    130,990.687 **      4.24%
 (Director)               Stockbroker
                          Boenning & Scattergood
                          Jenkintown, PA

Scott A. Satell      39   Principal BPI                  9,408.284         0.30%
 (Director)               Bala Cynwyd, PA

* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation.

** Mark & Ann Mulholland own 121,589.683 shares jointly, 2,038.976 in custodial accounts for their children, 1127.441 in Ann's IRA, and 6,234.587 in Mark's IRA.

INDIVIDUAL RETIREMENT ACCOUNTS
You may purchase shares for an individual retirement account ("IRA") including Roth IRA's, SEP's, and Simple IRA's. IRA investments are available for the following:
        .Regular contributions
        .Rollover of certain employer sponsored pension and profit-sharing plan distributions.
        .Transfers from other IRA's

All assets are automatically invested in Fund shares, including all dividends and distributions paid on Fund shares within an IRA. There is an annual fee of $14.00 charged by the IRA Custodian, U.S. Bank, N.A. The Fund will pay the annual fee for accounts with a value of at least $5,000. Accounts below $5,000 in market value may be charged the $14.00 fee. This will be decided on an annual basis by the Fund's President or Directors. When the Fund pays the annual fees it will be part of the IRA expenses for the Fund. If the fees are charged to the IRA owners then the owner will have the option of paying the fee directly or have the fee charged to their IRA.

PENSION, PROFIT SHARING AND 401-K PLANS
Purchases of Fund shares through a business' retirement plans are available to the owners, officers and employees who participate in the retirement plans. The accounts will be registered under the name and tax identification of the pension, profit sharing and/or 401K plans.

REDEMPTION OF SHARES
The Fund will redeem all, or any part, of the shares for any shareholder who tenders a request for redemption, if the shares are held at the Fund. If share certificates have been issued, then the written notice of redemption must be accompanied with certificates that have been properly signed. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required, for withdrawals over $10,000, unless the shareholder is known by management. The redemption price is the net asset value per share next determined after the redemption notice is received by the Fund. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within four business days after tender. The Fund may suspend the right of redemption or postpone the date of payment for the following reasons:
                                       8
        .The New York Stock Exchange is closed for other than customary weekend or holiday closings.
        .Trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or other authority.
        .The Securities and Exchange Commission or other authority has determined that an emergency exists making disposal of the Fund's securities or valuation of net assets not practicable.
        .Other extraordinary events which may restrict the Fund from selling its securities or distributing its liquid assets.
The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

TAX STATUS
Under provisions of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Internal Revenue Code, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.


                  MATTHEW 25 FUND SHARE PURCHASE APPLICATION

Please fill out one of the following four types of accounts:

1) Individual Accounts and IRA's

   _________________  __  _______________________  _________________  __________
   First Name         MI  Last Name                Social Security #  Birth date

2) Joint Accounts

   _________________  __  _______________________  _________________  __________
   First Name         MI  Last Name                Social Security #  Birth date

   _________________  __  _______________________  _________________  __________
   First Name         MI  Last Name                Social Security #  Birth date

3) Custodial Accounts

   ______________________  __  ______________________
   Custodian's First Name  MI   Custodian's Last Name

   __________________  __  ______________________  _________________  __________
   Minor's First Name  MI  Minor's Last Name       Social Security #  Birth date
                                                       of  Minor
4) All Other Accounts

   ______________________________________________________  ____________________
   Account Title                                           Tax Identification #

   _____________________________________________________________________________
   (This line is for Account Title if additional space is necessary.)




                                       9
Biographical and other information about the new account:


   Full Address:
    Number & Street ____________________________________________________________

    City_______________________________  State______  Zip Code__________________


    Citizen of_____________  Home Phone_________________  Bus Phone_____________


   Dividend Direction:   Reinvest all distributions_________  Pay in Cash_______


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     MATTHEW 25 FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)

Please continue to next page

                                      9
FORM W-9
(Rev. January 2002)
Department of Treasury
Internal Revenue Service


                              REQUEST FOR TAXPAYER
                      IDENTIFICATION NUMBER AND CERTIFICATION

_______________________________________________________________________________
Name


_______________________________________________________________________________
Business name (if applicable)


_______________________________________________________________________________
Check appropriate box:
                          ___ Individual/Sole Proprietor        ___ Corporation
                          ___ Partnership                       ___ Other

_______________________________________________________________________________
Street Address


________________________________________________________________________________
City, State & Zip Code


________________________________________________________________________________

                                       10


Part I - Taxpayer Identification Number (TIN)

Social Security Number ___ - __ - ____

           or

Employer ID Number     __ - __________

Part II - Certification
Under penalties of perjury, I certify that:
        1. The number shown on this form is my correct taxpayer identification number, and
        2. I am not subject to backup withholding because a) I am exempt from backup withholding, or b) I have not been notified by the IRS that I am subject ti backup withholding as a result of a failure to report all interest or dividends, or c) the IRS has notified me that I am no longer subject to backup withholding, and
        3. I am a U.S. person (including a U.S. resident alien)

Signature                                     Date


_____________________________________         _________________________________


Distribution of any net, long-term, capital gains realized by the Fund this year will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on tax Form W-9 supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate may substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.




                                     11
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends & distributions. The information for each of the three years ended December 31, 1999 was audited by Mathieson, Aitken, Jemison. The information for each of the two years ended December 31, 2001 has been audited by Sanville & Company, whose report along with the Fund's financial statements, are included in the SAI or Annual Report, which is available upon request.

For a Share Outstanding Throughout The Year

                                     For The Year Ended December 31
                               ______________________________________________
                               2001     2000     1999       1998     1997
Net asset value, beginning
   of year                   $10.90   $10.55   $10.49     $ 8.50   $ 6.11
Income from investment
   operations
Net investment income (loss)   0.00    (0.01)   (0.03)     (0.02)    0.01
Net gains on securities both
   realized and unrealized     1.17     0.39     0.15       2.22     2.41
                              _______  ______   ______     _____    ______
Total from investment
   operations                  12.07   10.93     10.61     10.70     8.53

Less distributions             (0.10)  (0.03)    (0.06)    (0.21)   (0.03)
                              _______  ______    _______   ______   ______
Net asset value, end
   of year                   $ 11.97   $10.90   $10.55    $10.49   $ 8.50
                             ========  =======  ========  =======  =======
Total return                   10.69%    3.62%    1.08%    25.93%   39.65%

Net assets, end of year
 (000's Omitted)             $35,621   $27,050   $25,402  $21,327  $10,579

Ratio of expenses, after
  expense reimbursement,
  to average net assets         1.23%    1.22%     1.22%    1.26%    1.26%

Ratio of investment income,
  net to average assets         0.04%   (0.07)%    (0.24)%  (0.25)%   0.31%

Portfolio turnover rate        26.42%   30.80%     17.88%   30.64%    9.89%

ANNUAL AND SPECIAL MEETINGS
Shareholders will meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. Notification as to the time and place for the annual meeting will be sent to shareholders. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser). It meets four times a year to review Fund progress and status. In addition, an independent director performs an independent audit whenever the board requests one. The board may call a special meeting in order to allow shareholders to vote upon a pertinent matter.
                                       12
REPORTS TO SHAREHOLDERS
The Fund sends, to all shareholders, annual reports containing audited financial statements after the end of the fiscal year on December 31st. Financial statements that are not audited are sent after June 30th. The Fund will also send account statements to each shareholder at least quarterly.

TRANSFER AGENT
The Fund acts as its own transfer agent.

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, OH  45202

INDEPENDENT AUDITORS
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Stevens & Lee
1275 Drummers Lane Suite 202
Wayne, PA  19087

INVESTMENT ADVISER
MATTHEW 25 MANAGEMENT, CORP.
605 Cloverly Avenue
Jenkintown, PA 19046
888-M25-FUND
215-884-4458

SEC File Number for the Matthew 25 Fund is 811-07471


Why You Should Read This Prospectus and How to Obtain Additional Information

This Prospectus should be held for future reference. It is provided in order to help you decide if the Fund is the proper investment for you. The risks, objectives and strategy of the Matthew 25 Fund are explained within this prospectus. Additional information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-6009. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may also obtain additional information about the Fund by calling or writing the Fund at the address or phone numbers provided at the top of this page.


PROSPECTUS
MATTHEW 25 FUND INC.
605 Cloverly Ave.
JENKINTOWN, PA 19046
888-M25-FUND
215-884-4458
May 1, 2002




                           MATTHEW 25 FUND, INC.
                           605 CLOVERLY AVENUE
                           JENKINTOWN, PA 19046
                               888-M25-FUND
                               215-884-4458

                                  Part B
                      STATEMENT OF ADDITIONAL INFORMATION

                               May 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Fund's current prospectus dated May 1, 2002. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2001, which was filed with the Securities and Exchange Commission on March 11, 2002. To obtain a free copy of the Prospectus or Annual Report, please write or call the Fund at the address or phone number listed above.



TABLE OF CONTENTS
Fund History.........................................................2
Description of the Fund and Its Investments and Risks................2
 Objective...........................................................2
 Security Selection Criteria.........................................2
More on Risks of Specific Strategies of the Fund.....................2
 (a)U.S. Government and Agency Bonds.................................2
 (b)Special Situations...............................................3
 (c)Foreign Securities...............................................3
General Risks of the Fund............................................3
 Portfolio Turnover Policy...........................................4
 Non-diversification Policy..........................................4
Additional Fund Policies.............................................4
Management of the Fund...............................................5
 Compensation of Directors and Officers..............................6
Principal Holders of Shares..........................................6
 Major Shareholders..................................................6
 Management Ownership................................................6
Investment Adviser...................................................7
 Advisory Fees.......................................................7
Brokerage............................................................8
Capitalization.......................................................9
 Voting Rights.......................................................9
Purchase of Shares and Reinvestment..................................9
 Initial Investment..................................................9
 Subsequent Purchases................................................9
 Reinvestment.......................................................10
 Fractional Shares..................................................10
Pricing of Shares...................................................10
Tax Status..........................................................10
 Individual Retirement Accounts (IRA's).............................11
Performance Data....................................................11
Independent Auditors................................................13
Custodian...........................................................13
Financial Statements................................................13

                                    1
FUND HISTORY
MATTHEW 25 FUND, INC. (also referred to as the "Fund") was incorporated in Pennsylvania on August 28, 1995. The initial seed money of $100,000 was invested by Mark and Ann Mulholland on October 16, 1995. The Fund did not accept investments from the public until October 1996 and has operated solely as an Investment Company since inception. The Fund's registered office is in Jenkintown, Pennsylvania; mail may be addressed as follows:
                             Matthew 25 Fund, Inc.
                             605 Cloverly Avenue
                             Jenkintown, PA 19046.
Mr. Mark Mulholland is president of the Fund. He has direct responsibility for day to day management of the Fund, continued registration, and compliance with the Securities and Exchange Commission. Mark Mulholland has a BA in Economics from Lafayette College. After college he became a stockbroker with Advest Inc. on February 14, 1983. He moved to Paine Webber Inc. in 1988 where he built his practice to manage over $80,000,000 in assets for about 800 clients. Mr. Mulholland desired to apply his investment expertise toward managing a public no-load mutual fund, and to that end approached the management of the Valley Forge Fund for advice and assistance. He desired to manage a fund with an emphasis on the pursuit of long-term capital gains. With the assistance of Bernard Klawans of the Valley Forge Fund, Mr. Mulholland formed the Matthew 25 Fund in 1995. The Fund initially used the Valley Forge Fund's Officers, Board of Directors, and Investment Adviser, with the intent to have Mr. Mulholland utilize his Investment Adviser concern and select his own Board of Directors, when he was prepared. On July 8, 1996, the first meeting of the Fund's shareholders was held to permit Matthew 25 Management Corporation to begin its duties as Adviser to the Matthew 25 Fund, Inc. and to install a new Board of Directors to oversee operations. This was done with the complete cooperation and support of all Valley Forge Fund associated personnel. Mr. Klawans and the Valley Forge Board of Directors were compensated for their services. There are no other financial arrangements or benefits, including services and/or "soft dollars", between the Valley Forge Fund and its representatives, and the Matthew 25 Fund.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
Objective: Matthew 25 Fund, Inc.("the Fund") is an open-ended, non-diversified, investment company that seeks long-term capital appreciation, through investments in common stocks and/or securities convertible into common stocks. Income, through dividends or interest, will be a secondary objective.

Security Selection Criteria: Criteria used by the Adviser in recommending purchases of securities will be based on the Business Economics, Management Quality, Financial Condition and Security Price of each business.

MORE ON RISKS OF SPECIFIC STRATEGIES OF THE FUND:
(a) U.S. Government and Agency Bonds
The adviser does not intend to invest in U.S. government bonds on a regular basis or for long periods of time. It does wish to have the authority to do so as a defensive strategy. There may be times when the returns on such bonds may be more attractive than the returns on money market or other short-term interest accounts. Also, due to drastic price changes in the stock or bond markets, there may be times the adviser would feel that the U.S. government or agency bonds offer a better return potential and/or lower risk scenario than stocks. Besides increasing the taxable income to the Fund's shareholders, there is historical evidence that bonds provide lower total returns than stocks over the long-term. In addition, there have been periods in the past, and very likely will be in the future, when the U.S. government and its agency's bonds have generated negative total rates of return. Therefore, in the event that the Fund uses such an investment strategy, it will likely be used for a short or intermediate period.
                                       2
(b) Special Situation Investments
The Fund may invest in special situations, such as the fixed income securities of a company in default. These securities would include secured or unsecured bonds, and preferred stocks. These defaults occur when a company misses a payment on its fixed income securities and may be under protection of Chapter 11 bankruptcy proceedings. Such investments, when made, are consistent with the Fund's goal of long-term capital appreciation, and satisfy the adviser's criteria of market price sufficiently below estimated fair value. Such investments should be seen as an equity substitute and not as a standard fixed income investment. These securities are considered more risky than investments in companies with higher credit ratings, and may be less liquid. The adviser will select defaulted stocks and bonds of companies he believes will survive, and successfully restructure its defaulted securities, so that the value of these fixed income securities may increase in price as a result of such restructuring. Further deterioration in the operating business of the company in default or an incorrect valuation by the adviser may lead to a loss of money for these special situation investments.

The securities of company's in default appear to be very risky, however, its securities may offer very low long-term price risk, with high reward potential. An example would be a viable operating company, with too much debt so that it is forced to file for Chapter 11 Protection in order to restructure its excessive debt load. Through its research, the adviser feels the debt will only receive 10 cents on the dollar, however, some of its debt, in the form of public bonds, trades at 2-5 cents on the dollar. Depending on the confidence of its analysis and its estimation of the length of time for reorganization, the adviser may wish to invest in the defaulted bonds. Such special situation investments may have large spreads in the buy and sell price of its securities due to low liquidity and thus, may be more expensive to trade than a more liquid security. These investments are made for a specific price target, therefore, if achieved, will be sold, increasing the portfolio turnover. This turnover may increase the fund's costs due to the costs of selling, and potential taxes for the Fund's shareholders. There is greater time risk in these securities because the upside values are usually limited, to face value or less, therefore the rate of return declines the longer it takes for restructuring or receipt of back payments.

(c) Foreign securities
The Fund will usually limit its foreign investments to foreign companies that trade on U.S. exchanges or over the counter markets. Such companies will comply and register with the U.S. Securities and Exchange Commission. There may be less public information about a foreign company and the adviser may not be able to understand the company as well as a domestic company due to language and cultural barriers. Foreign investments may have added risks due to currency rates, expropriation, confiscating taxes, or political instability.

GENERAL RISKS OF THE FUND:
The Fund's return, as stock prices generally, may fluctuate within a wide range, so that an investor could lose money over a period of time. Since the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of underperformance, due to weakness in one or a few of its stocks.

Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.


                                       3
Portfolio Turnover Policy: The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Funds total purchases or sales of securities within the period of the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Non-diversification Policy: The Fund is classified as non-diversified, which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single, economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

ADDITIONAL FUND POLICIES
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any classes of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities, which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest  more than 5% of the total Fund assets, taken at  market value at the
                                       4
    time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

MANAGEMENT OF THE FUND
The business of the Fund is managed under the direction of its Board of Directors and Officers. The Board of Directors selects and approves the investment advisor and any officers necessary to condusct the business of the Fund. The Board of Directors and Officers, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The following table shows the officers and directors with their ages, addresses, positions at the Fund, principal occupations during the past five years, and any other Directorships held by the Director or Officer. The Directors and Officers are elected on an annual basis, and each of the Directors and Officers have served in their current positions since July 8,1996.

                               Principal Occupation          Other Directorships
Name and Fund Position   Age   Past Five Years               Held by Director

Steven D. Buck, Esq.*     42    Attorney and Partner             None
 Director                       Stevens & Lee
                                Wayne, PA

Philip J. Cinelli, D.O.   42    Physician in Family Practice     None
 Director                       Bangor, PA

Samuel B. Clement         43    Stockbroker                      None
 Director                       Securities America
                                Berwyn, PA

Linda Guendelsberger, MST 42    CPA and Partner                  None
 Director and Secretary         Fishbein & Co P.C.
                                Elkins Park, PA

Ann Mulholland, MST       43    Treasurer                        None
 Treasurer                      Matthew 25 Fund
                                Jenkintown, PA

Mark Mulholland*          42    President                        None
 Director and President         Matthew 25 Fund
                                President
                                Matthew 25 Management Corp.
                                Stockbroker
                                Boenning & Scattergood
                                Jenkintown, PA

Scott A. Satell           39    Principal  BPI                   None
 Director                       Bala Cynwyd, PA

* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation.

Lesley A. Buck, age 35, is the Operations Officer of the Matthew 25 Management Corp. and is the sister of Steven D. Buck, Director of Matthew 25 Fund. There is no economic relationship between Ms. Buck and her brother.
                                       5
PRINCIPAL HOLDERS OF SECURITIES
Major Shareholders: As of April 5, 2002, shareholders on record who own 5% or more of the outstanding shares of the Fund are as follows:

Name                    Address                             Percentage ownership
R. Neff                 Radnor, Pennsylvania                          24.87%

Management Ownership: Directors and Officers of the Fund and their ownership of the Fund, as of April 5, 2002, are as follows:

                          Fund Shares        Dollar Range of Equity      Percent
Name                      Owned 4/5/02       Ownership of Fund 4/5/02   of class

Steven D. Buck, Esq.*       12,056.882         Over $100,000             0.39%
 Director

Philip J. Cinelli, D.O      12,734.079         Over $100,000             0.41%
 Director

Samuel B. Clement            2,906.728         $10,000 - $50,000         0.09%
 Director

Linda Guendelsberger, MST    9,876.949         Over $100,000             0.32%
 Director

Ann Mulholland             130,990.687 **      Over $100,000             4.24%
 CPA

Mark Mulholland*           130,990.687 **      Over $100,000             4.24%
 Director

Scott A. Satell              9,408.284         Over $100,000             0.30%
 Director

* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provide legal advice to the Fund for compensation.

** Mark & Ann Mulholland own 121,589.683 shares jointly, 2,038.976 in custodial accounts for their children, 1127.441 in Ann's IRA, and 6,234.587 in Mark's IRA.

COMPENSATION OF DIRECTORS AND OFFICERS
Each director, except Mark Mulholland, was paid $2,500 in shares of the Matthew 25 Fund in 2001. The Fund intends to pay at least $2,500 to the directors in shares of the Fund in 2002. The exact amount will be determined later. Mark Mulholland will receive benefit from the investment advisory fees payable to Matthew 25 Management Corp. and, therefore, will not be eligible to receive directors' fees or salary as president as long as his firm acts as the Investment Adviser.

Name                      Aggregate        Pension or           Total
                          Compensation     Retirement           Compensation
                          From Fund        Benefits From Fund   From Fund

Steven D. Buck, Esq.*      $2,500.00            $0               $2,500.00
 Director

                                       6
Philip J. Cinelli, D.O     $2,500.00            $0               $2,500.00
 Director

Samuel B. Clement          $2,500.00            $0               $2,500.00
 Director

Linda Guendelsberger, MST  $2,500.00            $0               $2,500.00
 Director and Secretary

Ann Mulholland                 $0               $0               $2,500.00
 Treasurer

Mark Mulholland*               $0               $0               $2,500.00
 Director and President

Scott A. Satell            $2,500.00            $0               $2,500.00
 Director

* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provide legal advice to the Fund for compensation.

Both the Fund and the Fund's Investment Adviser have adopted Codes of Ethics under rule 17j-1 of the Investment Company Act. These Codes of Ethics describe rules and regulations for applicable personnel regarding personal investments in securities held within the Fund's portfolio.

INVESTMENT ADVISER

Matthew 25 Management Corporation
605 Cloverly Avenue
Jenkintown, PA 19046

The Matthew 25 Management Corp. is the Investment Adviser to the Fund and has continued this service since July 8, 1996. Mr. Mark Mulholland is the sole director and president of the Investment Adviser as well as serving as president of the Fund. As president of the investment advisor he has direct responsibility for day-to-day management of the Fund's investment portfolio. The current advisory agreement will continue on a year-to-year basis provided that approval is voted at least annually by the Fund's Board of Directors or by majority vote of the outstanding voting securities of the Fund, but in either event; it must also be approved by a majority of the Fund's directors, who are neither parties to the agreement, nor interested persons as defined in the Investment Company Act of 1940. For the annual review of the Investment Advisory Agreement, the Board of Directors receives information relating to
1) the terms and conditions of the agreement, including the nature of the services to be provided to the Fund by the Adviser, and the structure and fees to be charged for those services, and 2) a comparison of the Fund's fees and expenses in relation to various industry averages. Under the Agreement, the Matthew 25 Management Corp., the Adviser, will have full discretion and responsibility for the investment decisions in the Fund. The Agreement may be terminated at any time, without payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, on not more than 60 days written notice to the Matthew 25 Management Corp. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Matthew 25 Management Corp. a fee of 1% per year on the average net assets of the Fund.
                                       7
All fees are computed and accrued on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2% of the first $10 million in averaged assets and 1.5% of the next $20 million. The Board of Directors selected these ratios because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the investment adviser is required to pay all costs of travel and materials required in its research; this is so that the adviser may fulfill its duty to buy, sell and hold securities, that the adviser deems to best satisfy the Fund's investment requirements. The adviser is to pay the salaries of the Fund's officers, directors or employees who are employees of the investment adviser. The Fund pays the following expenses, if any:
        .directors' fees
        .legal
        .accounting fees
        .interest
        .taxes
        .brokerage commissions
        .bookkeeping and record maintenance
        .operating its offices
        .transfer agent fees
        .custodian fees


Advisory Fees: The advisory fees to the current adviser, for the last three years, are as follows:

        YEAR            ADVISORY FEE    AMOUNT WAIVED   NET ADVISORY FEE
        1996            $  3,840        $  3,840        $      0
        1997            $ 59,845        $ 19,543        $ 40,302
        1998            $156,612        $  9,615        $146,997
        1999            $234,921        $  7,541        $227,380
        2000            $260,397        $  6,010        $254,387
        2001            $311,739        $  5,989        $305,750

BROKERAGE
The Fund requires all brokers to effect transactions of portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with Rule 17E-1, if the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm, he may place orders through his concern at as low commission rates as possible but never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will review each transaction when a commission is generated at a brokerage firm that is affiliated with the Fund's President or Adviser and determine if the commission paid appears reasonable.
In the event that the Board determines that any or all of the commissions paid are higher than what they determine as reasonable, then the Board will reduce the fees paid to the Adviser by an amount equal to the commissions deemed unreasonable. This review must be done at least quarterly. The Fund's President may select other brokers whom in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstances to determine the value of these services or the amount they might have reduced adviser expenses.
                                       8
Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with the President or Adviser at least semiannually.

Mark Mulholland is a stockbroker with Boenning&Scattergood, Inc. and has been since July 8, 1996. The following table shows the commissions paid, by the Fund, to Boenning&Scattergood:
        YEAR            BOENNING&SCATTERGOOD COMMISSIONS
        1996                    $  9,909
        1997                    $ 20,494
        1998                    $ 27,520
        1999                    $ 16,302
        2000                    $ 14,801
        2001                    $ 22,417

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock. The par value per share is set at $0.01 and each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of the Fund's common stock has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

PURCHASE OF SHARES AND REINVESTMENTS
The offering price of the shares offered by the Fund is at the Net Asset Value per share ("NAV") next determined after receipt of the purchase order, by the Fund. The Fund reserves the right, at its sole discretion, to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund with a check, money order or transfer wire made payable to the Matthew 25 Fund, or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus, as well as Form W-9. A signed Form W-9 is necessary to avoid mandatory withholding of Federal Taxes from dividends, distributions and redemptions. The minimum initial purchase, of shares, is $1,000; less may be accepted under especial circumstances. The Fund is registered in California, Delaware, Florida, New Jersey, New York, Pennsylvania and Texas and therefore is restricted to residents of these states at the time of purchase. There will be no solicitation of other states' residents as potential shareholders until registration under the Blue Sky or Notification Laws of such states have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under special circumstances.


                                       9
Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions. Reinvestment, for the shareholder, will be at net asset value on the close of business on the distribution date. A Shareholder may at any time, by letter or forms supplied by the Fund, direct the Fund to pay the dividends and/or capital gains distributions to the shareholder in cash.

Fractional Shares: Shares will be issued up to three decimal places. The fund will maintain an account for each shareholder, of shares for which certificates have not been issued.

PRICING OF SHARES
The Net Asset Value of the Fund's shares is determined as of the close of business of the New York Stock Exchange ("NYSE") for each business day of which the NYSE is open (presently 4:00 PM Monday through Friday). This, of course, is exclusive of any and all legal holidays the NYSE so honors by being closed for the day. The price is determined by dividing the value of its securities, plus any cash and other assets, less all liabilities excluding par and surplus capital, by the number of shares outstanding. The market value, for securities listed on a national or regional exchange or on the National Association of Securities Dealers Automated Quotation market(NASDAQ), is determined by its closing trade price on the securites' primary market. Exchange or NASDAQ securities that have not recently traded are valued at the last bid price in the securities' primary market. Short-term paper (debt obligations that mature in less than a year) are valued at amortized cost that approximates market value. The Fund may use fair value pricing only when market prices are unavailable.

TAX STATUS
Under provisions of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Internal Revenue Code, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund this year will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on tax Form W-9 supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


                                       10
Individual Retirement Account: Persons who earn compensation and their spouses may establish Individual Retirement Accounts (IRA) using Fund shares. Annual contributions may or may not be tax deductible from gross income. Qualification and deduction of contributions should be detemined after consulting a tax adviser. Earnings within the IRA are reinvested and are tax-deferred until withdrawals begin. You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. Individuals may use the Fund for contributions to a traditional IRA, Roth IRA, Simplified Employee Pension (SEP) IRA, Simple IRA, or Education IRA.

U.S. Treasury Regulations require a Disclosure Statement. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA shareholders. There is an annual fee of $14.00 charged by the IRA Custodian, U.S. Bank, N.A. The Fund will pay the annual fee for accounts with a value of at least $5,000. Accounts below $5,000 in market value may be charged the $14.00 fee. This will be decided on an annual basis by the Fund's President or Directors. When the Fund pays the annual fees it will be part of the IRA expenses for the Fund. If the fees are charged to the IRA owners then the owner will have the option of paying the fee directly or have the fee charged to their IRA. All IRA's may be revoked within seven days of their establishment with no penalty.

PERFORMANCE DATA
The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in a Fund's returns, investors should recognize that they are not the same as actual year-by-year returns. Average aanual return is based on historical earnings and is not intended to indicate future performance.

For the purpose of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the formula below.

Under the following formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence or shorter periods dating from the commencement of the Fund's registration. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.










                                       11
Average Annual Total Return
____________________________

                                      n
                                P(1+T) =ERV
                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return
                n    = number of years
                ERV  = ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).


The Matthew 25 Fund's average annual compounded rates of total return as of December 31, 2001 were as follows:

        1 year          5 year          Since Inception 10/16/1995
        _______         ______          ___________________________
        10.69%          15.31%          15.85%



Average Annual Total Return (After Taxes on Distributions)
___________________________________________________________

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                      n
                                P(1+T) =ATV
                                           D

                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return(after taxes on distributions)
                n    = number of years
                ATV  = ending value of a hypothetical $1,000
                   D payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.


The Matthew 25 Fund's average annual total return(after taxes on distributions) as of December 31, 2001 were as follows:

        1 year          5 year          Since Inception 10/16/1995
        _______         ______          ___________________________
        10.50%          15.10%          15.66%






                                       12
Average Annual Total Return (After Taxes on Distributions and Redemptions)
____________________________________________________________________________

The average annual total return (after taxes on distributions and sale of fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                      n
                                P(1+T) =ATV
                                           DR

                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return (after taxes on
                       distributions and redemption)
                n    = number of years
                ATV  = ending value of a hypothetical $1,000
                   DR payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.


The Matthew 25 Fund's average annual total return (after taxes on distributions and sale of Fund shares) as of December 31, 2001 were as follows:

        1 year          5 year          Since Inception 10/16/1995
        _______         ______          ___________________________
        6.63%           12.75%          13.45%




INDEPENDENT AUDITORS
The firm of Sanville & Company, 1514 Old York Road, Abington, PA 19001, has been selected as Independent Auditors for the Fund for the year ended December 31, 2001. Sanville & Company performs an annual audit of the Fund's financial statements.

CUSTODIAN
U.S. Bank, N.A., 425 Walnut Street, 6th Floor, Cincinnati, OH 45202 has been selected to act as Custodian of the Fund's investments. The custodian safekeeps the portfolio securities and investments, collects income, disburses funds as instructed, and maintains records in connection with its duties.

FINANCIAL STATEMENTS
The Financial Statements and Independent Auditor's Report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2001. The Fund will provide the Annual Report without charge at written or telephone request.







                                       13

                               FORM N-1A
                         PART C - OTHER INFORMATION

Item 23.  Exhibits
(a) (1) Articles of Incorporation - Exhibit 3i of Pre-Effective Amendment No.1 of our Registration under the Securities Act of 1933 is hereby incorporated by reference
    (2) Articles of Amendment - Exhibit 3 of Post-Effective Amendment No.6 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(b) By-laws - Exhibit 3ii of Pre-Effective Amendment No.1 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(c)     Instruments Defining Rights of Security Holders - None

(d) Investment Advisory Contracts - Exhibit 10i of Post-Effective Amendment No.2 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(e)     Underwriting Contracts - None

(f)     Bonus or Profit Sharing Contracts - None

(g) Custodian Agreements - Copy of Registrant's agreement with the Custodian, U.S. Bank, N.A., is filed herewith.

(h)     Other Material Contracts - None

(i) Legal Opiniion - Exhibit 99.1 of Post-Effective Amendment No.7 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(j) Other Opinions - Consent of Independent Public Accountants, Sanville & Company, is filed herewith.

(k)     Omitted Financial Statements - None

(l)     Initial Capital Agreements - None

(m)     Rule 12b-1 Plan - None

(n)     Rule 18f-3 Plan - None

(o)     Reserved

(p)     Code of Ethics - Copy of Registrant's Code of Ethics is filed herewith.


Item 24.  Control Persons.
        None

Item 25.  Indemnification.
        The registrant provides $1,000,000 of Errors and Ommissions Liability coverage for the officers and directors of the registrant. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser.
        Mark Mulholland is the sole officer of the investment adviser. He is also a Senior Vice President and a Registered Representative (Stockbroker) for Boenning& Scattergood, Inc. The addresses are as follows:

                        Matthew 25 Management Corporation
                        605 Cloverly Avenue
                        Jenkintown, PA 19046

                        Boenning&Scattergood, Inc.
                        4 Tower Bridge
                        200 Barr Harbor Drive  #300
                        West Conshohocken, PA 19428

Item 27.  Principal Underwriters.
        None.
Item 28.  Location of Accounts and Records.
        Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the registrant at 605 Cloverly Avenue in Jenkintown, PA 19046.
Item 29.  Management Services.
        None.
Item 30.  Undertakings.
        None.





SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MATTHEW 25 FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Borough of Jenkintown of the State of Pennsylvania, as of May 1, 2002.


                                                  MATTHEW 25 FUND, INC.
                                                  /s/ Mark Mulholland
                                                  Mark Mulholland,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


/s/ Mark Mulholland        President, CEO and Director                5-1-02

/s/ Steven D. Buck         Director                                   5-1-02

/s/ Philip J. Cinelli      Director                                   5-1-02

/s/ Samuel B. Clement      Director                                   5-1-02

/s/ Linda Guendelsberger   Secretary and Director                     5-1-02

/s/ Scott A. Satell        Director                                   5-1-02




MATTHEW 25 FUND, INC.




                                 THE MATTHEW 25 FUND
              PART C - EXHIBIT INDEX FOR POST-EFFECTIVE AMENDMENT NO. 10
                                AS FILED ON MAY 1, 2002


1. Custody Agreement................................................EX-99.g
2. Consent of Independent Public Accountants........................EX-99.j
3. Code of Ethics...................................................EX-99.p




CUSTODY AGREEMENT


        This agreement (the "Agreement") is entered into as of the 6th day of March, 2002, by and between The Matthew 25 Fund, Inc. (the "Corporation"), a corporation organized under the laws of the State of Pennsylvania and having its office at 605 Cloverly Avenue, Jenkintown, PA 19046 acting for and on behalf of The Matthew 25 Fund, Inc. (the "Fund"), which is operated and maintained by the Corporation for the benefit of the holders of shares of each Fund, and U.S. Bank, N.A. (the "Custodian"), having an office and place of business at 425 Walnut Street, Cincinnati, Ohio 45202.

        WHEREAS, the Fund and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Fund as required by the Investment Company Act of 1940, as amended (the "Act").

        WHEREAS, the Fund hereby appoints the Custodian as custodian of all the Fund's Securities and moneys at any time owned by the Fund during the term of this Agreement (the "Fund Assets").

        WHEREAS, the Custodian hereby accepts such appointment as Custodian and agrees to perform the duties thereof as hereinafter set forth.

        THEREFORE, in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:


ARTICLE  I
Definitions

The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:

Authorized Person - the Chairman, President, Secretary, Treasurer, Controller, or Senior Vice President of the Fund, or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board Of Directors of the Fund to give Oral Instructions and Written Instructions on behalf of the Fund, and listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.

Book-Entry System - the Federal Reserve Bank book-entry system for United States Treasury securities and federal agency securities.

Certificate- A written certificate signed by the Secretary of the Fund certifying the actions taken by the Board of Directors.

Depository - The Depository Trust Company ("DTC"), a limited purpose trust company its successor(s) and its nominee(s) or any other person or clearing agent.

Dividend and Transfer Agent - the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Fund.

Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a trust or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.

Money Market Security - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.

Officers - the Chairman, President, Secretary, Treasurer, Controller, and Senior Vice President of the Fund listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.

Oral Instructions - verbal instructions received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian on the business day immediately following receipt of such Oral Instructions.

Prospectus - the Fund's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.

Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, and any certificates, receipts, warrants, or other instruments representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any property or assets.

Written Instructions - communication received in writing by the Custodian from an Authorized Person.


ARTICLE II
Documents and Notices to be Furnished by the Fund

A       The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement, to the
Custodian by the Fund:
        1.      A copy of the Articles of Incorporation of the Fund certified by the Secretary.
	2.	A copy of the By-Laws of the Fund certified by the Secretary.
        3. A copy of the resolution of the Board Of Directors of the Fund appointing the Custodian, certified by the Secretary.
        4.      A copy of the then current Prospectus.
        5. A Certificate of the President and Secretary of the Fund setting forth the names and signatures of the Officers of the Fund.
B. The Fund agrees to notify the Custodian in writing of the appointment of any Dividend and Transfer Agent.


ARTICLE III
Receipt of Fund Assets

A. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all moneys constituting Fund Assets. The Custodian shall be entitled to reverse any deposits made on the Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.
B. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all Securities constituting Fund Assets. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.
C. As and when received, the Custodian shall deposit to the account(s) of the Fund any and all payments for shares of the Fund issued or sold from time to time as they are received from the Fund's distributor or Dividend and Transfer Agent or from the Fund itself.



ARTICLE IV
Disbursement of Fund Assets

A. The Fund shall furnish to the Custodian a copy of the resolution of the Board Of Directors of the Fund, certified by the Fund's Secretary, either (i) setting forth the date of the declaration of any dividend or distribution in respect of shares of the Fund, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, and the total amount to be paid by the Divide Transfer Agent on the payment date, or (ii) authorizing the declaration of dividends and distributions in respect of shares of the Fund on a daily basis and authorizing the Custodian to rely on a Certificate setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, the total amount to be paid by the Dividend and Transfer Agent on the payment date.

        On the payment date specified in such resolution or Certificate described above, the Custodian shall segregate such amounts from moneys held for the account of the Fund so that they are available for such payment.

B. Upon receipt of Written Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer Agent from moneys held for the account of the Fund so that they are available for such payment.

C. Upon receipt of Written Instructions directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the Fund Assets.
The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

D. Upon receipt of Written Instructions directing payment, the Custodian shall disburse moneys from the Fund Assets in payment of the Custodian's fees and expenses as provided in Article VIII hereof.


ARTICLE V
Custody of Fund Assets

A. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used by the Fund in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of the Fund may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.

B. The Custodian shall hold all Securities delivered to it in safekeeping in a separate account or accounts maintained at U.S. Bank, N.A. for the benefit of the Fund.

C. All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Fund shall be registered in the name of the Custodian or its nominee. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of the Fund and which may, from time to time, be registered in the name of the Fund.

D. With respect to all Securities held for the Fund , the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix C):
        1.)     Collect all income due and payable with respect to such
        Securities;
        2.)     Present for payment and collect amounts payable upon all
        Securities which may mature or be called, redeemed, or retired, or o therwise become payable;
        3.)     Surrender Securities in temporary form for definitive
        Securities; and
        4.)     Execute, as agent, any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.
E.      Upon receipt of a Certificate and not otherwise, the Custodian shall:
        1.)     Execute and deliver to such persons as may be designated in such
        Certificate proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as beneficial owner of any Securities may be exercised;
        2.)     Deliver any Securities in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation, or recapitalization of any trust, or the exercise of any conversion privilege;
        3.)     Deliver any Securities to any protective committee,
        reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any trust, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;
        4.)     Make such transfers or exchanges of the assets of the Fund and take such other steps as shall be stated in said Certificate to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund; and
        5.)     Deliver any Securities held for the Fund to the depository agent for tender or other similar offers.
F. The Custodian shall promptly deliver to the Fund all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by the Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by a Certificate or Written Instruction.
G. The Custodian shall promptly deliver to the Fund all information received by the Custodian and pertaining to Securities held by the Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights.


ARTICLE VI
Purchase and Sale of Securities

A. Promptly after each purchase of Securities by the Fund, the Fund shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such purchase the;
        1.)     name of the issuer and the title of the Securities,
        2.)     principal amount purchased and accrued interest, if any,
        3.)     date of purchase and settlement,
        4.)     purchase price per unit,
        5.)     total amount payable, and
        6.)     name of the person from whom, or the broker through which, the purchase was made.
The Custodian shall, against receipt of Securities purchased by or for the Fund, pay out of the Fund Assets, the total amount payable to the person from whom or the broker through which the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions or Oral Instructions, as the case may be.

B. Promptly after each sale of Securities by the Fund, the Fund shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each sale of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such sale the;
        1.)     name of the issuer and the title of the Securities,
        2.)     principal amount sold and accrued interest, if any,
        3.)     date of sale and settlement,
        4.)     sale price per unit,
        5.)     total amount receivable, and
        6.)     name of the person to whom, or the broker through which, the sale was made.
The Custodian shall deliver the Securities against receipt of the total amount receivable, provided that the same conforms to the total amount receivable as set forth in such Written Instructions or Oral Instructions, as the case may be.

C. On contractual settlement date, the account of the Fund will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made. Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Fund, irrespective of delivery.

D. Purchases and sales of Securities effected by the Custodian will be made on a delivery versus payment basis. The Custodian may, in its sole discretion, upon receipt of a Certificate, elect to settle a purchase or sale transaction in some other manner, but only upon receipt of acceptable indemnification from the Fund.

E.      The Custodian shall, upon receipt of a Written Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of the Fund. Cash and/or Securities may be transferred into such account or accounts for specific purposes, to-wit:
        1.)     in accordance with the provision of any agreement among the
        Fund, the Custodian, and a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and also a member of the National Association of Securities Dealers (NASD) (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and any registered national securities exchange, the commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund;
        2.)     for purposes of segregating cash or government securities in connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund;
        3.)     for the purpose of compliance by the fund with the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act Release No. 10666, or any subsequent release or releases or rule of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies;and
        4.)     for other corporate purposes, only in the case of this clause 4 upon receipt of a copy of a resolution of the Board Of Directors of the Fund, certified by the Secretary of the Fund, setting forth the purposes of such segregated account.

F. Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of the Fund unless there is sufficient cash in the account(s) at the time or to settle the sale of any Securities from an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Fund payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at a rate per annum customarily charged by the Custodian on similar loans.



ARTICLE VII
Fund Indebtedness

        In connection with any borrowings by the Fund, the Fund will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Fund, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Fund on the borrowing date, and (f) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or the principal amount. The Custodian shall deliver on the borrowing date specified in the Certificate the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Certificate. The Custodian shall deliver, in the manner directed by the Fund, such Securities as additional collateral, as may be specified in a Certificate, to secure further any transaction described in this Article VII. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.
        The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.



ARTICLE VIII
Concerning the Custodian

A. Except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own gross negligence or willful misconduct. The Fund shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Fund's duties hereunder or any other action or inaction of the Fund or its Directors, officers, employees or agents, except such as may arise from the negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian shall defend, indemnify and hold harmless the Fund and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Custodian's duties hereunder or any negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with the advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.

B. Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for:
        1.)     The validity of the issue of any Securities purchased by or for the account of the Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;
        2.)     The legality of the sale of any Securities by or for the account of the Fund, or the propriety of the amount for which the same are sold;
        3.)     The legality of the issue or sale of any shares of the Fund, or the sufficiency of the amount to be received therefor;
        4.)     The legality of the redemption of any shares of the Fund, or the propriety of the amount to be paid therefor;
        5.)     The legality of the declaration or payment of any dividend by the Fund in respect of shares of the Fund;
        6.)     The legality of any borrowing by the Fund on behalf of the
        Fund, using Securities as collateral;

C. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Fund from any Dividend and Transfer Agent of the Fund nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Fund of any amount paid by the Custodian to any Dividend and Transfer Agent of the Fund in accordance with this Agreement.

D. Notwithstanding Section D of Article V, the Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by a Certificate and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.

E. The Fund acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix B annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board Of Directors of the Fund as required by the Act. The Custodian acknowledges that although certain Fund Assets are held by its agents, the Custodian remains primarily liable for the safekeeping of the Fund Assets.

        In addition, the Fund acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Fund. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. Upon request, the Custodian shall promptly forward to the Fund any documents it receives from any agent or sub-custodian appointed hereunder which may assist trustees of registered investment companies fulfill their responsibilities under Rule 17f-5 of the Act.

F. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Fund are such as properly may be held by the Fund under the provisions of the Articles of Incorporation and the Fund's By-Laws.

G. The Custodian shall treat all records and other information relating to the Fund and the Fund Assets as confidential and shall not disclose any such records or information to any other person unless (i) the Fund shall have consented thereto in writing or (ii) such disclosure is required by law.

H. The Custodian shall be entitled to receive and the Fund agrees to pay to the Custodian such compensation as shall be determined pursuant to Appendix D attached hereto, or as shall be determined pursuant to amendments to such Appendix D. The Custodian shall be entitled to charge against any money held by it for the account of the Fund, the amount of any of its fees as set forth in Appendix D.

I. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions. The Fund agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, facsimile or otherwise, on the same business day on which such Oral Instructions were given. The Fund agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no liability to the Fund for acting upon Oral Instructions given to the Custodian hereunder concerning such transactions.

J. The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder and those records are the property of the Fund, and (ii) preserve for the periods prescribed by applicable Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Fund, and shall be open to inspection and audit at reasonable times and with prior notice by Officers and auditors employed by the Fund.

K. The Custodian shall send to the Fund any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Fund may reasonably request from time to time.

L. The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Fund. The Custodian is not a selling agent for shares of the Fund and performance of its duties as custodian shall not be deemed to be a recommendation to the Fund's depositors or others of shares of the Fund as an investment.

M. The Custodian shall take all reasonable action, that the Fund may from time to time request, to assist the Fund in obtaining favorable opinions from the Fund's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form N-1A, Form N-SAR, or other annual reports to the Securities and Exchange Commission.

N. The Fund hereby pledges to and grants the Custodian a security interest in any Fund Assets to secure the payment of any liabilities of the Fund to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Fund to the Custodian.


ARTICLE IX
Force Majeure

        Neither the Custodian nor the Corporation shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian, in the event of a failure or delay, shall use its best efforts to ameliorate the effects of such failure or delay.


ARTICLE  X
Termination

A. Either of the parties hereto may terminate this Agreement for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board Of Directors of the Fund, certified by the Secretary of the Fund, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board Of Directors of the Fund, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Fund. In the absence of such designation by the Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Fund shall pay to the Custodian on behalf of the Fund such compensation as may be due as of the date of such termination. The Fund agrees on behalf of the Fund that the Custodian shall be reimbursed for its fees as set forth in Appendix D, in connection with the termination of this Agreement.

B. If a successor custodian is not designated by the Fund, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Fund shall, upon the delivery by the Custodian to the Fund of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys then owned by the Fund, be deemed to be the custodian for the Fund, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Fund, which shall be held by the Custodian in accordance with this Agreement.



ARTICLE XI
MISCELLANEOUS

A. Appendix A sets forth the names and the signatures of all Authorized Persons, as certified by the Secretary of the Fund. The Fund agrees to furnish to the Custodian a new Appendix A in form similar to the attached Appendix A, if any present Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed. Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered Appendix A.

B. No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, Officer, Director, past, present or future as such, of the Fund or of any predecessor or successor, either directly or through the Fund or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or be the enforcement of any assessment or penalty or otherwise; it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Fund, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, Officers, Directors of the Fund or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.

C. The obligations set forth in this Agreement as having been made by the Fund have been made by the Board Of Directors, acting as such Directors for and on behalf of the Fund, pursuant to the authority vested in them under the laws of the State of Pennsylvania, the Articles of Incorporation and the By-Laws of the Fund. This Agreement has been executed by Officers of the Fund as officers, and not individually, and the obligations contained herein are not binding upon any of the Directors, Officers, agents or holders of shares, personally, but bind only the Fund.

D. Provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) shall be reviewed with the Custodian by the Fund prior to publication and/or dissemination or distribution, and shall be subject to the consent of the Custodian.

E. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at 425 Walnut Street, M.L. CN-WN-06TC, Cincinnati, Ohio 45202, Attention: Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.

F. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be sufficiently given when delivered to the Fund or on the second business day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Fund at its office at 605 Cloverly Avenue, Jenkintown, PA 19046 or at such other place as the Fund may from time to time designate in writing.

G. This Agreement, with the exception of the Appendices, may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board Of Directors of the Fund.

H. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund or by the Custodian, and no attempted assignment by the Fund or the Custodian shall be effective without the written consent of the other party hereto.

I. This Agreement shall be construed in accordance with the laws of the State of Ohio.

J. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.




ATTEST:   /S/  Linda G. Guendelsberger          Matthew 25 Fund, Inc.


                                                By:_/S/ Mark Mulholland
                                                Title:    President




ATTEST:_ /S/ Lynnette C. Gibson

                                                U.S. Bank, N.A.

                                                By: /S/ Marsha A. Croxton
                                                Senior Vice President







APPENDIX A



                   Authorized Persons           Specimen Signatures


Chairman:          Mark Mulholland              /S/ Mark Mulholland

President:         Mark Mulholland              /S/ Mark Mulholland

Secretary:         Linda Guendelsberger         /S/ Linda Guendelsberger

Treasurer:         Ann Mulholland               /S/ Ann Mulholland


Controller:


Adviser Employees:


Transfer Agent/Fund Accountant

Employees:
                   Lesley Buck                  /S/ Lesley Buck






APPENDIX  B




The following agents are employed currently by U.S. Bank, N.A. for securities processing and control . . .


			The Depository Trust Company (New York)
			7 Hanover Square
			New York, NY  10004

			The Federal Reserve Bank
			Cincinnati and Cleveland Branches

			Bank of New York
			1 Wall St
			New York, NY  10286
                        (For Foreign Securities and certain non-DTC eligible Securities)


APPENDIX  C


U.S. Bank, N.A. Institutional Custody Services
Standards of Service Guide



        U.S. Bank, N.A. is committed to providing superior quality service to all customers and their agents at all times. We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions. Deadlines recited in this guide represent the times required for U.S. Bank, N.A. to guarantee processing. Failure to meet these deadlines will result in settlement at our client's risk. In all cases, U.S. Bank, N.A. will make every effort to complete all processing on a timely basis.

        U.S. Bank, N.A. is a direct participant of the Depository Trust Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bank of New York as its agent for ineligible and foreign securities.

        For corporate reorganizations, U.S. Bank, N.A. utilizes SEI's Reorg Source, Financial Information, Inc., XCITEK, DTC Important Notices, Capital Changes Daily (CCH) and the Wall Street Journal.

        For bond calls and mandatory puts, U.S. Bank, N.A. utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation, XCITEK, and DTC Important Notices. U.S. Bank, N.A. will not notify clients of optional put opportunities.

        Any securities delivered free to U.S. Bank, N.A. or its agents must be received three (3) business days prior to any payment or settlement in order for the U.S. Bank, N.A. standards of service to apply.

        Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.


The information contained in this Standards of Service Guide is subject to change. Should any changes be made U.S. Bank, N.A. will provide you with an updated copy of its Standards of Service Guide.


U.S. Bank, N.A. Security Settlement Standards

Transaction Type        Instructions Deadlines*         Delivery Instructions
DTC                     1:30 P.M. on Settlement Date    DTC Participant #2803
                                                        Agent Bank ID 27895
                                                        Institutional #________
                                                        For Account #__________

Fed. Reserve Book Entry 12:30 P.M. on Settlement Date   Federal Reserve Bank of
                                                        Cleveland
                                                        for U.S.Bank, N.A.
                                                        ABA# 042000013
                                                        CINTI/1050
                                                        For Account #__________

Fed. Reserve Book Entry
(Repurchase Agreement
Collateral Only)        1:00 P.M. on Settlement Date    Federal Reserve Bank of
                                                        Cleveland
                                                        For U.S. Bank, N.A.
                                                        ABA# 042000013
                                                        CINTI/1040
                                                        For Account #__________

PTC Securities
(GNMA Book Entry)       12:00 P.M. on Settlement Date   PTC For Account BYORK
                                                        U.S. Bank, N.A./117612

Physical Securities     9:30 A.M. EST on Settlement Date
                        (for Deliveries, by 4:00 P.M.
                         on Settlement Date minus 1)    Bank of New York
                                                        One Wall Street- 3rd Flr
                                                        Window A
                                                        New York, NY  10286
                                                        For account of U.S.
                                                        Bank, N.A./Cust #117612
                                                        Attn: Donald Hoover

CEDEL/EURO-CLEAR        11:00 A..M. on  Settlement
                        Date minus 2                    Cedel a/c 55021
                                                        FFC: a/c 387000
                                                        U.S. Bank, N.A. /
                                                        Global Omnibus

                                                        Euroclear a/c 97816
                                                        FFC:  a/c 387000
                                                        U.S. Bank, N.A./
                                                        Global Omnibus

Cash Wire Transfer      3:00 P.M.                       U.S. Bank,N.A. Cinti/
                                                        Trust ABA# 042000013
                                                        Credit Account#112950027
                                                        Account of U.S. Bank
                                                        Trust Services
                                                        Further Credit to ____
                                                        Account # ____________

*  All times listed are Eastern Standard Time.



U.S. Bank, N.A. Payment Standards


Security Type                   Income                  Principal

Equities                        Payable Date

Municipal Bonds*                Payable Date            Payable Date

Corporate Bonds*                Payable Date            Payable Date

Federal Reserve Bank Book Entry*Payable Date            Payable Date

PTC GNMA's (P&I)                Payable Date + 1        Payable Date + 1



CMOs *


     DTC                        Payable Date + 1        Payable Date + 1
     Bankers Trust              Payable Date + 1        Payable Date + 1



SBA Loan Certificates           When Received           When Received


Unit Investment Trust
Certificates*                   Payable Date            Payable Date



Certificates of Deposit*
Payable Date + 1
Payable Date + 1


Limited Partnerships            When Received           When Received



Foreign Securities              When Received           When Received



*Variable Rate Securities
     Federal Reserve Bank
     Book Entry                 Payable Date            Payable Date
     DTC                        Payable Date + 1        Payable Date + 1
     Bankers Trust              Payable Date + 1        Payable Date + 1


NOTE:   If a payable date falls on a weekend or bank holiday, payment will be made on  the immediately following business day.




















               CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

We consent to the use of our report, dated January 31, 2002, on the annual financial statements and financial highlights of Matthew 25 Fund, Inc., which is included in Part A and B in Post Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 and Post Effective Amendment No. 11 under the Investment Company Act of 1940 and included in the Prospectus and Statement of Additional Information, as specified, and to the reference made to us under the caption "Independent Auditors" in the Statement of Additional Information.



Abington, Pennsylvania                           /s/ Sanville & Company
April 30, 2002                                   Certified Public Accountants
















MATTHEW 25 FUND, INC.
CODE OF ETHICS
April 18, 2002

        Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act") addresses conflicts of interest that arise from personal trading activities of investment company personnel. In particular, Rule 17j-1 prohibits fraudulent, deceptive or manipulative acts by such personnel in connection with their personal transactions in securities. The rule also requires an investment company to adopt a code of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts.

        This Code of Ethics has been adopted by the Board of Directors of the Matthew 25 Fund (the "Fund"). It is based on the principle that the Directors and Officers of the Fund owe a fiduciary duty to the Fund's shareholders to conduct their affairs, including their personal transactions, in such a manner as to avoid 1) serving their own interests ahead of the shareholders, 2) taking advantage of their position, and 3) any actual or potential conflicts of interest.

I.      Definitions.   As used in this Code of Ethics, the following terms shall
have the following meanings:

(a) "Adviser" shall mean Matthew 25 Management Corporation.

(b) "Beneficial Ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities that a person has or acquires. It includes ownership by a member of a person's immediate family (such as spouse, minor children and adults living in such person's home) and trusts of which such person or an immediate family member of such person is a trustee or in which any such person has a beneficial interest.

(c) "Security" shall have the same meaning set forth in Section 2(a)(36) of the 1940 Act, except that it shall not include shares of registered open-end investment companies, direct obligations of the United States Government, banker's acceptances, bank certificates of deposit, commercial paper and high-quality short-term debt instruments, including repurchase agreements.

(d) "Transaction" shall mean any purchase, sale or any type of acquisition or disposition of securities.

II. Restrictions on Trading. Directors and officers are restricted from willfully purchasing, for beneficial ownership, securities that are held within the Fund's portfolio. In an effort to monitor trading activity, directors and officers are required to have brokerage confirmations or statements sent to the President of the Fund. These restrictions will help insure that our shareholders have first access to our investment ideas.

III. Prohibition on Certain Actions. Directors and officers of the Fund, in connection with the purchase or sale of securities, shall not:
	(a) employ any device, scheme or artifice to defraud the Fund

        (b) make any untrue statement of a material fact to the Fund, or to omit to state a material fact in an effort to mislead the Fund

        (c) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund

	(d) engage in any manipulative practice with respect to the Fund

IV. Code of Ethics of Adviser. All directors and officers of the Fund who are also directors, officers or employees of the Adviser are subject to the Code of Ethics of the Adviser, which is incorporated by reference herein.

V. Reporting to Board of Directors. If issues or concerns arise with regards to this Code of Ethics, the President of the Fund shall provide the Board of Directors with a report that describes such issues.

VI. Sanctions. If any director or officer violates any provisions set forth in this Code of Ethics, the directors shall impose sanctions as deemed appropriate including, but not limited to, a letter of censure, termination of position, or fines.